Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of common stock warrants
	Shares Issuable Under Warrants	Weighted-average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2018	5,993,750	$11.50	—	$—
Issued	189,365	11.50	—	—
Exercised	—	—	—	—
Expired/canceled	—	—	—	—
Outstanding at June 30, 2019	6,183,115	$11.50	4.97	$2,473,000
Issued	—	—	—	—
Exercised	(369,311)	—	—	—
Expired/canceled	—	—	—	—
Outstanding at June 30, 2020	5,813,804	$11.50	3.97	$—